ERSHARES GLOBAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Common Stocks — 176.74%	Shares	Fair Value

Argentina — 3.36%
Consumer Discretionary — 3.36%
MercadoLibre, Inc.	1,497	$ 2,203,794

Total Argentina		2,203,794

Australia — 6.37%
Communications — 1.57%
SEEK, Ltd.	47,663	1,032,131

Technology — 4.80%
Technology One Ltd.	263,516	1,869,435
WiseTech Global Ltd.	57,748	1,274,205
		3,143,640
Total Australia		4,175,771

Canada — 4.27%
Communications — 3.36%
Shopify, Inc., Class A(a)	1,991	2,203,042

Real Estate — 0.74%
Colliers International Group, Inc.	4,907	482,064

Technology — 0.17%
Topicus.com, Inc.(a)	1,714	112,575

Total Canada		2,797,681

Cayman Islands — 12.13%
Communications — 4.71%
51job, Inc. - ADR(a)	14,585	913,021
KE Holdings, Inc., Institutional Class - ADR(a)(b)	38,175	2,175,212
		3,088,233
Consumer Discretionary — 5.37%
NagaCorp, Ltd.	977,282	1,154,018
Yadea Group Holdings Ltd.	1,066,125	2,367,003
		3,521,021

Technology — 2.05%
Kingsoft Corp Ltd.	202,564	1,344,503

Total Cayman Islands		7,953,757

China — 17.89%
Communications — 6.86%
Bilibili, Inc. - ADR(a)	20,727	2,219,033
Weimob, Inc.(a)	1,021,703	2,284,148
		4,503,181
Consumer Discretionary — 3.43%
Niu Technologies - ADR(a)(b)	61,111	2,239,718

Health Care — 7.60%
BeiGene Ltd. - ADR(a)(b)	6,242	2,172,715
Sino Biopharmaceutical Ltd.	2,805,433	2,807,563
		4,980,278
Total China		11,723,177

Denmark — 2.86%
Health Care — 2.86%
Genmab A/S(a)	5,693	1,873,061

Total Denmark		1,873,061

France — 7.81%
Health Care — 3.51%
Cellectis S.A. - ADR(a)	113,754	2,298,968

Technology — 4.30%
Teleperformance	7,729	2,817,030

Total France		5,115,998

Guernsey — 0.30%
Financials — 0.30%
Burford Capital Ltd.	22,728	196,770

Total Guernsey		196,770

Israel — 8.32%
Communications — 6.75%
Fiverr International, Ltd.(a)(b)	10,128	2,199,599

Wix.com, Ltd.(a)	7,961	2,222,871
		4,422,470
Technology — 1.57%
Check Point Software Technologies Ltd.(a)	9,218	1,032,139

Total Israel		5,454,609

Japan — 2.82%
Communications — 2.82%
GMO internet, Inc.	64,534	1,847,575

Total Japan		1,847,575

Luxembourg — 3.33%
Communications — 3.33%
Spotify Technology S.A.(a)	8,142	2,181,649

Total Luxembourg		2,181,649

Singapore — 3.33%
Communications — 3.33%
Sea Ltd. - ADR(a)	9,792	2,185,868

Total Singapore		2,185,868

Sweden — 9.52%
Communications — 2.68%
Embracer Group A.B.(a)	63,968	1,759,341

Consumer Discretionary — 4.51%
Evolution Gaming Group A.B.	20,079	2,956,631

Health Care — 2.33%
CELLINK A.B.(a)	35,538	1,527,978

Total Sweden		6,243,950

Switzerland — 3.39%
Health Care — 3.39%
CRISPR Therapeutics AG(a)	18,247	2,223,397

Total Switzerland		2,223,397

United Kingdom — 2.33%
Industrials — 2.33%
HomeServe PLC	92,246	1,527,317

Total United Kingdom		1,527,317

United States — 88.71%
Communications — 9.80%
Alphabet, Inc., Class A(a)	483	996,197
Facebook, Inc., Class A(a)	3,395	999,929
Roku, Inc.(a)	6,781	2,209,046
Zillow Group, Inc., Class A(a)	16,871	2,216,512
		6,421,684
Consumer Discretionary — 9.03%
Amazon.com, Inc.(a)	322	996,294
DraftKings, Inc., Class A(a)	35,848	2,198,558
Tesla, Inc.(a)	3,332	2,225,543
Wynn Resorts Ltd.	4,010	502,734
		5,923,129
Energy — 0.76%
Kinder Morgan, Inc.	30,052	500,366

Financials — 0.76%
BlackRock, Inc.	662	499,122

Health Care — 15.62%
Castle Biosciences, Inc.(a)	14,830	1,015,262
Exact Sciences Corp.(a)	17,282	2,277,422
Hologic, Inc.(a)	20,219	1,503,889
Intellia Therapeutics, Inc.(a)	27,822	2,232,854
Regeneron Pharmaceuticals, Inc.(a)	2,119	1,002,584
Teladoc Health, Inc.(a)	12,135	2,205,536
		10,237,547
Industrials — 2.28%
Cintas Corp.	1,468	501,043
Cognex Corp.	5,993	497,359
FedEx Corp.	1,762	500,478
		1,498,880
Materials — 0.76%
Steel Dynamics, Inc.	9,787	496,788

Real Estate — 4.11%
eXp World Holdings, Inc.(a)(b)	48,330	2,201,432

Kimco Realty Corp.	26,378	494,588
		2,696,020
Technology — 45.59%
Bill.com Holdings, Inc.(a)	15,105	2,197,778
Crowdstrike Holdings, Inc., Class A(a)	12,092	2,206,911
Datadog, Inc.(a)	26,404	2,200,509
Microchip Technology, Inc.	17,518	2,719,143
NVIDIA Corp.	4,143	2,212,072
Ontrak, Inc.(a)	15,562	506,699
Oracle Corp.	7,112	499,049
Palantir Technologies, Inc., Class A(a)	94,821	2,208,381
Phreesia, Inc.(a)	19,144	997,402
Pure Storage, Inc., Class A(a)	102,254	2,202,551
salesforce.com, Inc.(a)	2,361	500,225
Square, Inc., Class A(a)	9,591	2,177,637
Synopsys, Inc.(a)	10,661	2,641,583
Twilio, Inc., Class A(a)	6,444	2,195,857
Unity Software, Inc.(a)(b)	21,849	2,191,673
Veeva Systems, Inc., Class A(a)	8,547	2,232,818
		29,890,288
Total United States		58,163,824

Total Common Stocks
(Cost $109,393,034)		115,868,198

Money Market Funds - 6.27%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.01%(c)(d)	843,238	843,238
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 0.01%(c)	1,690,666	1,690,666
Invesco Short-Term Investment Trust Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	1,575,454	1,575,454
Total Money Market Funds
(Cost $4,109,448)		4,109,448

Total Investments — 183.01%
(Cost $113,502,482)		119,977,646

Liabilities in Excess of Other Assets — (83.01)%		(54,418,631)

Net Assets — 100.00%		$ 65,559,015

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $2,327,047.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(d)	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $2,377,128.

ERSHARES US SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Common Stocks — 73.93%	Shares	Fair Value

Communications — 5.43%
Cargurus, Inc.(a)	96,464	$ 2,298,738
Fiverr International, Ltd.(a)(b)	9,701	2,106,863
HealthStream, Inc.(a)	46,764	1,044,708
HUYA, Inc. - ADR(a)(b)	19,456	379,003
Omnicom Group, Inc.	39,880	2,957,102
World Wrestling Entertainment, Inc., Class A	35,498	1,926,121
		10,712,535
Consumer Discretionary — 10.69%
Advance Auto Parts, Inc.	16,334	2,997,126
Freshpet, Inc.(a)	8,889	1,411,662
GrowGeneration Corp.(a)	31,164	1,548,539
L Brands, Inc.	25,902	1,602,298
Niu Technologies - ADR(a)(b)	56,255	2,061,746
Service Corp. International	79,312	4,048,878
Skechers U.S.A., Inc., Class A(a)	60,569	2,526,333
Sonic Automotive, Inc., Class A	88,557	4,389,770
Zumiez, Inc.(a)	11,967	513,384
		21,099,736
Consumer Staples — 0.20%
AquaBounty Technologies, Inc.(a)(b)	58,639	392,881

Energy — 2.71%
Ameresco, Inc., Class A(a)	80,792	3,928,915
Matador Resources Co.	60,742	1,424,400
		5,353,315
Financials — 12.05%
Evercore, Inc., Class A	23,000	3,030,020
HCI Group, Inc.	39,221	3,012,957
Live Oak Bancshares, Inc.	73,017	5,000,934
Pinnacle Financial Partners, Inc.	43,363	3,844,564
Preferred Bank	18,390	1,171,075
Stifel Financial Corp.	62,331	3,992,924
Trupanion, Inc.(a)	49,000	3,734,290
		23,786,764
Health Care — 21.91%
BeiGene Ltd. - ADR(a)	1,218	423,961
Castle Biosciences, Inc.(a)	2,031	139,042
Cellectis S.A. - ADR(a)	212,733	4,299,334

Corcept Therapeutics, Inc.(a)	168,084	3,998,717
CRISPR Therapeutics AG(a)(b)	11,850	1,443,923
Eagle Pharmaceuticals, Inc.(a)	35,815	1,494,918
Editas Medicine, Inc.(a)(b)	8,965	376,530
Ensign Group, Inc. (The)	41,920	3,933,773
Exact Sciences Corp.(a)	9,534	1,256,391
Guardant Health, Inc.(a)	8,405	1,283,023
Intellia Therapeutics, Inc.(a)(b)	3,451	276,960
Invitae Corp.(a)(b)	38,938	1,487,821
Iovance Biotherapeutics, Inc.(a)	16,561	524,321
LeMaitre Vascular, Inc.	65,173	3,179,139
Madrigal Pharmaceuticals, Inc.(a)	33,048	3,865,625
Medpace Holdings, Inc.(a)	17,698	2,903,357
Merit Medical Systems, Inc.(a)	67,715	4,054,774
Neurocrine Biosciences Inc.(a)	14,737	1,433,173
Twist Bioscience Corp.(a)(b)	16,695	2,067,843
Ultragenyx Pharmaceutical, Inc.(a)	1,572	178,988
Veracyte, Inc.(a)	21,214	1,140,253
Zynex, Inc.(a)(b)	226,923	3,465,114
		43,226,980
Industrials — 5.11%
Cimpress PLC(a)	11,600	1,161,508
Clean Harbors, Inc.(a)	25,800	2,168,748
Colfax Corp.(a)	81,718	3,580,066
Insperity, Inc.	30,714	2,571,989
Mistras Group, Inc.(a)	5,719	65,254
Titan Machinery, Inc.(a)	21,073	537,362
		10,084,927
Materials — 3.32%
Encore Wire Corp.	30,323	2,035,583
Steel Dynamics, Inc.	89,000	4,517,640
		6,553,223
Real Estate — 2.51%
Colliers International Group, Inc.	23,855	2,343,516
eXp World Holdings, Inc.(a)(b)	26,086	1,188,217
Medical Properties Trust, Inc.	66,638	1,418,057
		4,949,790
Technology — 10.00%
Agora, Inc. - ADR(a)	29,275	1,471,654
Appfolio, Inc., Class A(a)(b)	9,658	1,365,738
ExlService Holdings, Inc.(a)	27,287	2,460,196
Impinj, Inc.(a)(b)	3,301	187,728
MongoDB, Inc.(a)	749	200,305
Monolithic Power Systems, Inc.	7,135	2,520,153

Ontrak, Inc.(a)(b)	30,984	1,008,839
Phreesia, Inc.(a)	2,703	140,826
Sanmina Corp.(a)	24,780	1,025,396
Super Micro Computer, Inc.(a)	100,761	3,935,725
TTEC Holdings, Inc.	35,328	3,548,698
Vicor Corp.(a)	15,142	1,287,524
Zscaler, Inc.(a)	3,346	574,408
		19,727,190

Total Common Stocks
(Cost $123,303,782)		145,887,341

Money Market Funds - 6.49%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.01%(c)(d)	4,466,903	4,466,903
Invesco Short-Term Investment Trust Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	8,344,801	8,344,801
Total Money Market Funds
(Cost $12,811,704)		12,811,704

Total Investments — 80.42%
(Cost $136,115,486)		158,699,045

Other Assets in Excess of Liabilities — 19.58%		38,631,687

Net Assets — 100.00%		$ 197,330,732

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $10,815,955.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(d)	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $11,116,572.

ERSHARES US LARGE CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Common Stocks — 99.29%	Shares	Fair Value

Communications — 15.47%
Alphabet, Inc., Class A(a)	3,513	$ 7,245,632
Facebook, Inc., Class A(a)	11,107	3,271,345
Fiverr International, Ltd.(a)(b)	8,144	1,768,714
Omnicom Group, Inc.	79,063	5,862,521
Roku, Inc.(a)	7,845	2,555,666
Zillow Group, Inc., Class A(a)	14,849	1,950,862
		22,654,740
Consumer Discretionary — 17.26%
Advance Auto Parts, Inc.	21,491	3,943,383
Amazon.com, Inc.(a)	1,947	6,024,174
Copart, Inc.(a)	11,372	1,235,113
DraftKings, Inc., Class A(a)	31,271	1,917,850
GrowGeneration Corp.(a)	7,870	391,060
L Brands, Inc.	63,109	3,903,923
Niu Technologies - ADR(a)(b)	20,793	762,063
Service Corp. International	78,503	4,007,578
Tesla, Inc.(a)	876	585,107
Wynn Resorts Ltd.	20,070	2,516,176
		25,286,427
Consumer Staples — 2.07%
Dollar Tree, Inc.(a)	26,499	3,033,076

Energy — 2.26%
Enphase Energy, Inc.(a)	9,593	1,555,601
Kinder Morgan, Inc.	105,674	1,759,472
		3,315,073
Financials — 7.65%
BlackRock, Inc.	4,090	3,083,696
Capital One Financial Corp.	31,669	4,029,247
Intercontinental Exchange, Inc.	9,701	1,083,408
Stifel Financial Corp.	46,884	3,003,389
		11,199,740
Health Care — 14.53%
BeiGene Ltd. - ADR(a)(b)	4,233	1,473,423
Cellectis S.A. - ADR(a)	133,797	2,704,037
CRISPR Therapeutics AG(a)(b)	3,265	397,840
Ensign Group, Inc. (The)	21,920	2,056,973
Hologic, Inc.(a)	22,760	1,692,889

Intellia Therapeutics, Inc.(a)	1,017	81,619
Invitae Corp.(a)(b)	19,627	749,948
Masimo Corp.(a)	11,850	2,721,471
Regeneron Pharmaceuticals, Inc.(a)	2,201	1,041,381
Supernus Pharmaceuticals, Inc.(a)	48,500	1,269,730
Teladoc Health, Inc.(a)	12,375	2,249,156
Twist Bioscience Corp.(a)	10,197	1,263,000
United Therapeutics Corp.(a)	17,638	2,950,309
Veracyte, Inc.(a)	11,920	640,700
		21,292,476
Industrials — 5.84%
Cintas Corp.	10,990	3,750,997
FedEx Corp.	16,919	4,805,673
		8,556,670
Materials — 0.76%
Steel Dynamics, Inc.	21,910	1,112,152

Real Estate — 3.98%
Colliers International Group, Inc.	38,983	3,829,690
Kimco Realty Corp.	106,724	2,001,075
		5,830,765
Technology — 29.47%
Agora, Inc. - ADR(a)	10,258	515,670
Bill.com Holdings, Inc.(a)	27,777	4,041,554
Cloudflare, Inc.(a)	8,040	564,890
Crowdstrike Holdings, Inc., Class A(a)	4,449	811,987
EPAM Systems, Inc.(a)	9,398	3,728,093
FleetCor Technologies, Inc.(a)	7,303	1,961,805
Fortinet, Inc.(a)	5,532	1,020,211
NVIDIA Corp.	6,542	3,492,970
Omnicell, Inc.(a)	19,737	2,563,244
Oracle Corp.	72,683	5,100,165
salesforce.com, Inc.(a)	7,173	1,519,744
Square, Inc., Class A(a)	17,230	3,912,071
SS&C Technologies Holdings, Inc.	4,341	303,306
Synopsys, Inc.(a)	16,309	4,041,044
Twilio, Inc., Class A(a)	12,220	4,164,087
Unity Software, Inc.(a)(b)	21,318	2,138,409
Veeva Systems, Inc., Class A(a)	12,622	3,297,371
		43,176,621

Total Common Stocks
(Cost $140,282,553)		145,457,740

Money Market Funds - 3.33%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.01%(c)(d)	1,699,975	1,699,975
Invesco Short-Term Investment Trust Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	3,175,791	3,175,791
Total Money Market Funds
(Cost $4,875,766)		4,875,766

Total Investments — 102.62%
(Cost $145,158,319)		150,333,506

Liabilities in Excess of Other Assets — (2.62)%		(3,845,487)

Net Assets — 100.00%		$ 146,488,019

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $4,770,192.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(d)	All or a portion of this security was purchased with cash proceeds from securities lending. Total collateral had a value of $4,875,766.

ERSHARES ENTREPRENEUERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Common Stocks — 95.71%	Shares	Fair Value

Communications — 20.78%
Alphabet, Inc., Class A(a)	1,744	$ 3,597,035
Bilibili, Inc. - ADR(a)	22,563	2,415,595
Facebook, Inc., Class A(a)	15,572	4,586,420
Fiverr International, Ltd.(a)	17,639	3,830,838
Roku, Inc.(a)	13,508	4,400,501
Sea Ltd. - ADR(a)	12,056	2,691,261
Spotify Technology S.A.(a)	12,005	3,216,740
Trade Desk, Inc. (The), Class A(a)	1,075	700,535
Zillow Group, Inc., Class A(a)	22,534	2,960,517
		28,399,442
Consumer Discretionary — 10.34%
Amazon.com, Inc.(a)	1,100	3,403,488
Copart, Inc.(a)	11,691	1,269,760
DraftKings, Inc., Class A(a)	36,013	2,208,677
MercadoLibre, Inc.	2,251	3,313,787
Niu Technologies - ADR(a)	45,000	1,649,250
Tesla, Inc.(a)	3,424	2,286,992
		14,131,954
Energy — 2.42%
Enphase Energy, Inc.(a)	14,029	2,274,943
Kinder Morgan, Inc.	61,934	1,031,201
		3,306,144
Financials — 2.26%
Capital One Financial Corp.	14,587	1,855,904
Intercontinental Exchange, Inc.	11,045	1,233,506
		3,089,410
Health Care — 21.29%
10X Genomics, Inc., Class A(a)	7,741	1,401,121
BeiGene Ltd. - ADR(a)	11,206	3,900,584
Cellectis S.A. - ADR(a)	73,479	1,485,011
CRISPR Therapeutics AG(a)	24,447	2,978,867
Exact Sciences Corp.(a)	26,408	3,480,046
Intellia Therapeutics, Inc.(a)	25,840	2,073,789
Invitae Corp.(a)	59,080	2,257,447
Regeneron Pharmaceuticals, Inc.(a)	6,805	3,219,717
Teladoc Health, Inc.(a)	18,994	3,452,160
Twist Bioscience Corp.(a)	22,902	2,836,642
Veracyte, Inc.(a)	37,789	2,031,159
		29,116,543

Industrials — 1.72%
Cintas Corp.	5,832	1,990,520
FedEx Corp.	1,257	357,038
		2,347,558
Real Estate — 1.17%
eXp World Holdings, Inc.(a)	35,000	1,594,250

Technology — 35.73%
Agora, Inc. - ADR(a)	39,120	1,966,562
Bill.com Holdings, Inc.(a)	29,190	4,247,145
Cloudflare, Inc.(a)	31,040	2,180,870
Crowdstrike Holdings, Inc., Class A(a)	19,843	3,621,546
Datadog, Inc.(a)	36,493	3,041,327
EPAM Systems, Inc.(a)	6,728	2,668,930
FleetCor Technologies, Inc.(a)	5,954	1,599,423
NVIDIA Corp.	6,408	3,421,423
Oracle Corp.	26,185	1,837,401
Palantir Technologies, Inc., Class A(a)	50,000	1,164,500
Pure Storage, Inc., Class A(a)	134,023	2,886,855
salesforce.com, Inc.(a)	5,810	1,230,965
Square, Inc., Class A(a)	21,756	4,939,701
Synopsys, Inc.(a)	17,873	4,428,572
Twilio, Inc., Class A(a)	12,579	4,286,420
Unity Software, Inc.(a)	27,867	2,795,339
Veeva Systems, Inc., Class A(a)	9,573	2,500,851
		48,817,830

Total Common Stocks
(Cost $125,468,853)		130,803,131

Total Investments — 95.71%
(Cost $125,468,853)		130,803,131

Other Assets in Excess of Liabilities — 4.29%		5,866,062
Net Assets — 100.00%		$ 136,669,193

(a)	Non-income producing security.

ERSHARES NEXTGEN ENTREPRENEURS ETF
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

Common Stocks — 99.51%	Shares	Fair Value

Australia — 12.36%
Communications — 3.62%
carsales.com, Ltd.	24,511	$ 333,328
SEEK, Ltd.	54,266	1,182,825
		1,516,153
Consumer Discretionary — 6.90%
Flight Centre Travel Group Ltd.	68,158	936,804
Harvey Norman Holdings, Ltd.	239,531	1,046,882
Kogan.com, Ltd.	100,203	917,884
		2,901,570
Financials — 0.90%
Afterpay, Ltd.(a)	4,833	377,477

Technology — 0.94%
Zip Company Ltd.(a)	70,000	396,200

Total Australia		5,191,400

Canada — 2.69%
Financials — 1.36%
First National Financial Corp.	14,473	569,845

Real Estate — 1.33%
Tricon Residential, Inc.	54,559	558,310

Total Canada		1,128,155

Cayman Islands — 14.73%
Communications — 2.08%
51job, Inc. – ADR(a)	13,974	874,772

Consumer Discretionary — 5.44%
NagaCorp, Ltd.	696,102	825,270
Yadea Group Holdings Ltd.	657,237	1,464,113
		2,289,383
Technology — 7.21%
Agora, Inc. – ADR(a)	28,037	1,409,420

Kingsoft Corp Ltd.	241,474	1,614,874
		3,024,294
Total Cayman Islands		6,188,449

China — 22.87%
Communications — 7.34%
Bilibili, Inc. – ADR(a)	12,524	1,340,820
DouYu International Holdings, Ltd. – ADR(a)	72,976	759,680
Weimob, Inc.(a)	436,842	987,462
		3,087,962
Consumer Discretionary — 5.22%
Bosideng International Holdings, Ltd.	1,398,728	631,656
Niu Technologies – ADR(a)	42,647	1,563,013
		2,194,669
Energy — 1.27%
Tianneng Power International, Ltd.	282,125	534,507

Health Care — 5.83%
BeiGene Ltd. – ADR(a)	4,162	1,448,709
China Medical System Holdings, Ltd.	502,975	999,517
		2,448,226
Technology — 3.21%
Kingdee International Software Group Co., Ltd.	429,574	1,347,139

Total China		9,612,503

France — 3.15%
Health Care — 3.15%
Cellectis S.A. – ADR(a)	65,397	1,321,673

Total France		1,321,673

Israel — 7.74%
Communications — 6.40%
Fiverr International, Ltd.(a)	7,601	1,650,785
Wix.com, Ltd.(a)	3,730	1,041,491
		2,692,276
Technology — 1.34%
AudioCodes, Ltd.	20,799	561,157

Total Israel		3,253,433

Japan — 5.20%
Industrials — 0.78%
S-Pool, Inc.	31,696	326,799

Technology — 4.42%
GMO Payment Gateway, Inc.	7,607	1,010,796
SHIFT, Inc.(a)	7,135	848,652
		1,859,448
Total Japan		2,186,247

Luxembourg — 3.51%
Communications — 3.51%
Spotify Technology S.A.(a)	5,500	1,473,725

Total Luxembourg		1,473,725

Singapore — 3.16%
Communications — 2.85%
Sea Ltd. – ADR(a)	5,368	1,198,299

Consumer Discretionary — 0.31%
Best World International, Ltd.(b)(c)	128,500	129,913

Technology — 0.00%
Hi-P International, Ltd.(b)(c)	95	141

Total Singapore		1,328,353

Sweden — 8.43%
Communications — 2.29%
Embracer Group A.B.(a)	35,053	963,003

Consumer Discretionary — 0.93%
Instalco A.B.	10,694	391,559

Health Care — 4.35%
Cellavision A.B.(a)	11,254	417,161
CELLINK A.B.(a)	19,474	836,913
Sectra A.B.	9,108	571,965
		1,826,039
Technology — 0.86%
Sinch A.B.(a)	2,057	361,571

Total Sweden		3,542,172

Switzerland — 3.64%
Health Care — 3.64%
CRISPR Therapeutics AG(a)	12,552	1,529,461

Total Switzerland		1,529,461

United Kingdom — 7.06%
Communications — 1.71%
Frontier Developments plc(a)	19,173	719,742

Consumer Discretionary — 3.60%
Dunelm Group plc	41,836	749,344
Frasers Group plc(a)	120,012	762,016
		1,511,360
Technology — 1.75%
Computacenter plc	22,505	735,202

Total United Kingdom		2,966,304

United States — 4.97%
Energy — 2.52%
SolarEdge Technologies, Inc.(a)	3,695	1,062,091

Real Estate — 2.45%
eXp World Holdings, Inc.(a)	22,566	1,027,881

Total United States		2,089,972

Total Common Stocks
(Cost $38,873,724)		41,811,847

Total Investments — 99.51%
(Cost $38,873,724)		41,811,847

Other Assets in Excess of Liabilities — 0.49%		203,804
Net Assets — 100.00%		$ 42,015,651

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of March 31, 2021 was $130,054, representing 0.31% of net assets.
(c)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.